Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies Tables
Intangible assets amortization period

Intangible assets with indefinite lives are not amortized but rather are tested at least annually for impairment. Intangible assets with definite lives are amortized over their estimated useful life as follows:

Source code	2 years
URL	10 years
Web-site contents	5 years
Subscribers list	1 year
Client accounts	2 years
Trade name	2 years